Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Components
Compensation payable	$ 312,328	$ 171,851	$ 597,849
Commission liability	33,299	58,771
Accrued Employee Taxes	282,641	591,992
Accrued employee taxes		591,992	349,256
Accrued mobile expenses		177,099
Other accrued liabilities	34,191	100,111	112,427
Accrued expenses	$ 662,459	$ 1,099,824	$ 1,059,532